Fixed Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Notes to Financial Statements
Note 8. Fixed Assets

In June 30, 2015 the Company purchased land and a small office located at Aytaus g. 100, Varena, Lithuania. The purchase price of $8,655 was allocated as $4,327.50 for the building and $4,327.50 for the land. The Company utilizes the space as a primary office.

Fixed assets are stated at cost. The Company utilizes straight-line depreciation over the estimated useful life of the asset.

Land	0 years
Buildings	15 years
Office Equipment	7 years

For the three months ended December 31, 2017 the Company recorded depreciation expense of $72 for the building.

In June 30, 2015 the Company purchased land and a small office located at Aytaus g. 100, Varena, Lithuania. The purchase price of $8,655 was allocated as $4,327.50 for the building and $4,327.50 for the land. The Company utilizes the space as a primary office.

Fixed assets are stated at cost. The Company utilizes straight-line depreciation over the estimated useful life of the asset.

Land – 0 years

Buildings – 15 years

Office Equipment – 7 years

For the year ended June 30, 2017 the Company recorded depreciation expense of $289 for the building.